The American Funds Tax-Exempt Series II
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

October 29, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The American Funds Tax-Exempt Series II
File Nos. 033-06180 and 811-04694

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 36 to the Registration Statement under the Securities Act of 1933 and Amendment No. 38 to the Registration Statement under the Investment Company Act of 1940.  Changes made to the prospectus and Statement of Additional Information have been marked.

It is proposed that this registration statement become effective on November 1, 2010 pursuant to rule 485(b).

Sincerely yours,

/s/ Kimberly S. Verdick
Kimberly S. Verdick

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